Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Institutional Funds
Entity Central Index Key	0000710124
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000003422 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT SELECT PORTFOLIO
Class Name	SERVICE SHARES
Trading Symbol	BSCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX)	$9	0.17%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.17%	[1],[2]
Net Assets	$ 30,410,788,000
Holdings Count | Holding	121
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$30,410,788
Total number of portfolio holdings	121

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	47.5%
U.S. Government Agencies	43.8%
Other less than 5%	4.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000003421 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT SELECT PORTFOLIO
Class Name	SHARES
Trading Symbol	BGSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX)	$9	0.17%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 9	[3]
Expense Ratio, Percent	0.17%	[3],[4]
Net Assets	$ 30,410,788,000
Holdings Count | Holding	121
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$30,410,788
Total number of portfolio holdings	121

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	47.5%
U.S. Government Agencies	43.8%
Other less than 5%	4.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000146024 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT SELECT PORTFOLIO
Class Name	SIEBERT WILLIAMS SHANK SHARES
Trading Symbol	WCGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX)	$9	0.17%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 9	[5]
Expense Ratio, Percent	0.17%	[5],[6]
Net Assets	$ 30,410,788,000
Holdings Count | Holding	121
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$30,410,788
Total number of portfolio holdings	121

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	47.5%
U.S. Government Agencies	43.8%
Other less than 5%	4.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000003449 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT PORTFOLIO
Class Name	SHARES
Trading Symbol	BNGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX)	$13	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 13	[7]
Expense Ratio, Percent	0.25%	[7],[8]
Net Assets	$ 23,637,617,000
Holdings Count | Holding	118
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$23,637,617
Total number of portfolio holdings	118

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	56.9%
U.S. Government Agencies	40.1%
Other less than 5%	4.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000003457 [Member]
Shareholder Report [Line Items]
Fund Name	LIQUID ASSETS PORTFOLIO
Class Name	SHARES
Trading Symbol	NILAP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Liquid Assets Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
LIQUID ASSETS PORTFOLIO (SHARES/NILAP)	$2	0.03%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 2	[9]
Expense Ratio, Percent	0.03%	[9],[10]
Net Assets	$ 2,533,174,000
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$2,533,174
Total number of portfolio holdings	62

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	68.1%
U.S. Government Agencies	31.5%
Other less than 5%	0.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000070154 [Member]
Shareholder Report [Line Items]
Fund Name	TREASURY PORTFOLIO
Class Name	PREMIER SHARES
Trading Symbol	NTPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
TREASURY PORTFOLIO (PREMIER SHARES/NTPXX)	$10	0.20%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 10	[11]
Expense Ratio, Percent	0.20%	[11],[12]
Net Assets	$ 86,186,693,000
Holdings Count | Holding	60
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$86,186,693
Total number of portfolio holdings	60

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	53.2%
U.S. Government Obligations	45.6%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000070152 [Member]
Shareholder Report [Line Items]
Fund Name	TREASURY PORTFOLIO
Class Name	SHARES
Trading Symbol	NITXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
TREASURY PORTFOLIO (SHARES/NITXX)	$8	0.15%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 8	[13]
Expense Ratio, Percent	0.15%	[13],[14]
Net Assets	$ 86,186,693,000
Holdings Count | Holding	60
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$86,186,693
Total number of portfolio holdings	60

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	53.2%
U.S. Government Obligations	45.6%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000232976 [Member]
Shareholder Report [Line Items]
Fund Name	TREASURY PORTFOLIO
Class Name	SIEBERT WILLIAMS SHANK SHARES
Trading Symbol	SWSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX)	$8	0.15%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 8	[15]
Expense Ratio, Percent	0.15%	[15],[16]
Net Assets	$ 86,186,693,000
Holdings Count | Holding	60
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$86,186,693
Total number of portfolio holdings	60

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	53.2%
U.S. Government Obligations	45.6%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000193058 [Member]
Shareholder Report [Line Items]
Fund Name	TREASURY INSTRUMENTS PORTFOLIO
Class Name	PREMIER SHARES
Trading Symbol	NPYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Treasury Instruments Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
TREASURY INSTRUMENTS PORTFOLIO (PREMIER SHARES/NPYXX)	$5	0.09%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 5	[17]
Expense Ratio, Percent	0.09%	[17],[18]
Net Assets	$ 4,154,548,000
Holdings Count | Holding	51
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$4,154,548
Total number of portfolio holdings	51

Holdings [Text Block]	TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	103.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

C000193056 [Member]
Shareholder Report [Line Items]
Fund Name	TREASURY INSTRUMENTS PORTFOLIO
Class Name	SHARES
Trading Symbol	NTYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Treasury Instruments Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
Additional Information Phone Number	800-637-1380
Additional Information Website	ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
TREASURY INSTRUMENTS PORTFOLIO (SHARES/NTYXX)	$2	0.04%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 2	[19]
Expense Ratio, Percent	0.04%	[19],[20]
Net Assets	$ 4,154,548,000
Holdings Count | Holding	51
Additional Fund Statistics [Text Block]	KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$4,154,548
Total number of portfolio holdings	51

Holdings [Text Block]	TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	103.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
[3]	Reflects applicable expense reimbursements and fee waivers.
[4]	Expense ratio is expressed on an annualized basis.
[5]	Reflects applicable expense reimbursements and fee waivers.
[6]	Expense ratio is expressed on an annualized basis.
[7]	Reflects applicable expense reimbursements and fee waivers.
[8]	Expense ratio is expressed on an annualized basis.
[9]	Reflects applicable expense reimbursements and fee waivers.
[10]	Expense ratio is expressed on an annualized basis.
[11]	Reflects applicable expense reimbursements and fee waivers.
[12]	Expense ratio is expressed on an annualized basis.
[13]	Reflects applicable expense reimbursements and fee waivers.
[14]	Expense ratio is expressed on an annualized basis.
[15]	Reflects applicable expense reimbursements and fee waivers.
[16]	Expense ratio is expressed on an annualized basis.
[17]	Reflects applicable expense reimbursements and fee waivers.
[18]	Expense ratio is expressed on an annualized basis.
[19]	Reflects applicable expense reimbursements and fee waivers.
[20]	Expense ratio is expressed on an annualized basis.